Interest-Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Interest-Bearing Loans and Borrowings

NOTE 18: INTEREST-BEARING LOANS AND BORROWINGS

Interest-bearing loans and borrowings consist of the following:

	December 31, 2022	December 31, 2021	Interest Rate	Maturity
Notes Payable	$5,152	$4,927	LIBOR(3)	November 2, 2024(1)
Seller’s credit for the construction of six liquid barges	2,911	2,676	Fixed rate of 8.5%	November 16, 2025(2)
2022 BBVA Facility	7,900	—	Fixed rate of 4.25%	July 1, 2025
2020 BBVA Facility	—	12,000	Six-month LIBOR plus 3.25%	March 31, 2022
Term Bank loan	—	1,400	Three-month LIBOR plus 3.15%	May 18, 2022
2022 Term Bank Loan	1,400	—	SOFR plus 3.15%	May 18, 2025
Seller’s credit agreement for the acquisition of the 2020 Fleet	5,000	5,000	Fixed rate of 5.00%	March 22, 2024
Santander Facility	1,211	—	Fixed rate of 4.20%	March 7, 2026
Current portion of interest-bearing loans and borrowings	23,574	26,003
2025 Notes	500,000	500,000	Fixed rate of 10.75%	July 1, 2025
Notes Payable	2,525	7,536	LIBOR(3)	November 2, 2024(1)
Seller’s credit for the construction of six liquid barges	5,842	8,537	Fixed rate of 8.5%	November 16, 2025(2)
2022 BBVA Facility	14,630	—	Fixed rate of 4.25%	July 1, 2025
Term Bank loan	—	6,300	Three-month LIBOR plus 3.15%	May 18, 2022
2022 Term Bank Loan	4,900	—	SOFR plus 3.15%	May 18, 2025
Seller’s credit agreement for the acquisition of the 2020 Fleet	5,000	10,000	Fixed rate of 5.00%	March 22, 2024
Santander Facility	2,914	—	Fixed rate of 4.20%	March 7, 2026
Non-current portion of interest-bearing loans and borrowings	535,811	532,373
Less: deferred finance costs	(12,090)	(16,026)
Total interest-bearing loans and borrowings, net	$547,295	$542,350

(1)	Includes 32 different drawdown events; the maturity date for each such drawdown event is on the 16th semi-annual installment payment date following the drawdown event.
(2)	Includes six different drawdown events, corresponding to six different barges; the maturity date for each such drawdown event is on the 20th quarterly installment payment date.
(3)	The Company pays interest based on six-month LIBOR, and expects to convert to either the Commercial Interest Reference Rates (“CIRR”) or Secured Overnight Financing Rate (“SOFR”), to be agreed with the bank within 2023.

2025 Notes

On July 8, 2020, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics, the “Co-Issuers”) issued $500,000 in aggregate principal amount of senior secured notes due 2025 (“the 2025 Notes”), at a fixed rate per annum of 10.75%. The net proceeds from the offering of the 2025 Notes were used to satisfy and discharge the indenture governing the 2022 Notes (as defined herein), to repay all amounts outstanding under the Term Loan B Facility (as defined herein) and to pay certain fees and expenses related to the offering, with the balance used for general corporate purposes. The effect of this transaction was the recognition of a loss of $4,157 in the statement of (loss)/profit for the year ended December 31, 2020 under the caption“Loss on debt extinguishment,” relating to the accelerated amortization of unamortized deferred finance costs.

The 2025 Co-Issuers have the option to redeem the 2025 Notes in whole or in part, at any time on or after August 1, 2022, at a fixed price of 108.063% of the principal amount, which declines to 102.688% on August 1, 2023 and to par on August 1, 2024. The Co-Issuers may also redeem all, but not less than all, of the 2025 Notes at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any, upon certain changes in law that would trigger the payment of withholding taxes. Furthermore, upon the occurrence of certain change of control events, the Co-Issuers may be required to offer to purchase 2025 Notes from holders at a price equal to 101% of the principal amount plus accrued and unpaid interest, if any.

The 2025 Notes are senior secured obligations of the Co-Issuers and rank equal in right of payment to all of their existing and future senior indebtedness and senior in right of payment to all of their future subordinated indebtedness. The 2025 Notes are fully and unconditionally guaranteed, jointly and severally, by all of the Company’s direct and indirect subsidiaries, other than Logistics Finance. The 2025 Notes are secured by: (i) first priority ship mortgages on four tanker vessels servicing the Company’s Cabotage Business (the (1) Elena H, (2) Makenita H, (3) Sara H and (4) He Man H) owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance, together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor; and (ii) an assignment by way of security of the Vale port contract (collectively, the “Collateral”). The 2025 Notes are effectively senior to all existing and future obligations of the subsidiary guarantors that own Collateral, to the extent of the value of the Collateral but effectively junior to any existing and future secured obligations of the Co-Issuers and the subsidiary guarantors that are secured by assets other than the Collateral, to the extent of the value of any assets securing such other obligations.

The indenture governing the 2025 Notes contains restrictive covenants that limit, among other things, the ability of the Co-Issuers and their restricted subsidiaries to incur additional indebtedness, pay dividends and make distributions on common and preferred stock, make other restricted payments, make investments, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all of their assets and enter into certain transactions with affiliates, in each case, subject to exclusions, and other customary covenants. The indenture governing the 2025 Notes also contains customary events of default.

As of December 31, 2022 and 2021, deferred finance costs associated with the 2025 Notes amounted to $12,018 and $15,927, respectively. Finance costs associated with the 2025 Notes amounted to $53,750, $53,601 and $25,979 for the years ended December 31, 2022, 2021 and 2020, respectively, and is included in the consolidated statement of (loss)/profit under the caption “Finance costs”.

2022 Notes

On April 22, 2014, the Co-Issuers issued $375,000 in aggregate principal amount of Senior Notes due May 1, 2022 (the “2022 Notes”), at a fixed rate of 7.25%. The 2022 Notes were redeemed in full on July 16, 2020 at 100% of their face amount, plus accrued and unpaid interest to the redemption date with the proceeds of the Co-Issuers’ 2025 Notes. Following this transaction, the Company recognized a loss of $2,661 in its consolidated statement of (loss)/profit for the year ended December 31, 2020 under the caption “Loss on debt extinguishment” relating to the accelerated amortization of the unamortized deferred finance costs.

Finance costs associated with the 2022 Notes amounted to nil, nil and $14,727 for the years ended December 31, 2022, 2021 and 2020, respectively, and is included in the consolidated statement of (loss)/profit under the caption “Finance costs”.

Term Loan B Facility

On November 3, 2017, Navios Logistics and Logistics Finance, as co-borrowers, completed the issuance of a $100,000 Term Loan B Facility (the “Term Loan B Facility”). The Term Loan B Facility bore an interest rate of LIBOR plus 475 basis points and had a four-year term with 1.0% amortization per annum. The Term Loan B Facility was repaid in full on July 8, 2020 at par plus accrued and unpaid interest to the repayment date with the proceeds of the Co-Issuers’ 2025 Notes. Following this transaction, the Company recognized a loss of $1,496 in its consolidated statement of (loss)/profit for the year ended December 31, 2020 under the caption “Loss on debt extinguishment” relating to the accelerated amortization of the unamortized deferred finance costs.

Finance costs associated with the Term Loan B Facility amounted to nil, nil and $3,162 for the years ended December 31, 2022, 2021 and 2020, respectively, and is included in the consolidated statement of (loss)/profit under the caption Finance costs.

Notes Payable

In connection with the purchase of mechanical equipment for the expansion of its dry port terminal, the Company entered into an unsecured export financing line of credit for a total amount of $41,964, including related fixed finance costs of $5,949, available in multiple drawings upon the completion of certain milestones (“Drawdown Events”). The Company incurs the obligation for the respective amount drawn by signing promissory notes (“Notes Payable”). Each drawdown is repayable in 16 consecutive semi-annual installments, starting six months after the completion of each Drawdown Event. Together with each Note Payable, the Company pays interest based on six-month LIBOR, and will convert to either the CIRR or SOFR, to be agreed with the bank within 2023. The unsecured export financing line is fully and unconditionally guaranteed by Ponte Rio S.A. As of December 31, 2022, the Company had drawn the total available amount and the outstanding balance of Notes Payable was $7,677.

Finance costs associated with the Notes Payable amounted to $556, $608 and $1,006 for the years ended December 31, 2022, 2021 and 2020, respectively, and is included in the consolidated statement of (loss)/profit under the caption “Finance costs”.

Other Indebtedness

On March 25, 2022, the Company entered into a $5,000 loan facility with Banco Santander S.A. (the “Santander Facility”) for general corporate purposes. The Santander Facility bears interest at a rate of 4.20% per annum, is repayable in twelve equal quarterly installments with final maturity on March 7, 2026 and is secured by assignments of certain receivables. As of December 31, 2022, the Company had drawn the total available amount and the outstanding balance was $4,125.

On March 23, 2022, the Company entered into a $25,000 loan facility with Banco Bilbao Vizcaya Argentaria (the “2022 BBVA Facility”) which was drawn down in two tranches. The first tranche of $17,000 was drawn down on March 22, 2022 and the second tranche of $8,000 was drawn down on September 22, 2022. The 2022 BBVA Facility was used to repay existing debt with BBVA, and for general corporate purposes. The 2022 BBVA Facility bears interest at a rate of 4.25% per annum, is repayable in quarterly installments with final maturity on July 1, 2025 and is secured by assignments of certain receivables. As of December 31, 2022, the outstanding balance was $22,530.

On May 18, 2017, the Company entered into a $14,000 term loan facility (the “Term Bank Loan”) in order to finance the acquisition of two product tankers. The Term Bank Loan bore interest at a rate of LIBOR (90 days) plus 315 basis points and was repayable in twenty quarterly installments with a final balloon payment of $7,000 on the last repayment date. On May 18, 2022, the Company repaid the outstanding balance of the Term Bank Loan in full.

On February 28, 2022, the Company entered into a $7,000 term loan facility (the “2022 Term Bank Loan”) in order to repay the Term Bank Loan. The 2022 Term Bank Loan bears interest at a rate of the SOFR plus 315 basis points. The 2022 Term Bank Loan is repayable in twelve quarterly installments beginning on August 18, 2022, with a final balloon payment of $2,800 on the last repayment date. On May 18, 2022, the amount available under this facility was fully drawn. As of December 31, 2022, the outstanding amount of the 2022 Term Bank Loan was $6,300. As of December 31, 2022 and December 31, 2021, the unamortized deferred finance costs associated with the 2022 Term Bank Loan amounted to $72 and $99, respectively.

In December 2020, the Company entered into a $13,475 seller’s credit agreement for the construction of six liquid barges to be made available by way of credit in six equal tranches. Each drawdown is repayable in 20 quarterly installments starting from the delivery date for each barge. The seller’s credit for the construction of the six liquid barges bears interest at a fixed rate of 8.5% per annum. As of December 31, 2022, the Company had drawn the total available amount and the outstanding balance was $8,753. Finance costs associated with the seller’s credit agreement for the construction of six liquid barges amounted to $838, $1,071 and $176 for the years ended December 31, 2022, 2021 and 2020, respectively, and is included in the consolidated statement of (loss)/profit under the caption “Finance costs”.

In the fourth quarter of 2020, Navios Logistics entered into a purchase agreement with an unrelated third party for the acquisition of the 2020 Fleet. Navios Logistics completed the acquisition on March 22, 2021, which included a $15,000 seller’s credit agreement. The seller’s credit agreement bears interest at a fixed rate of 5.0% per annum. As at December 31, 2022, the outstanding balance under the seller’s credit agreement was $10,000. Finance costs associated with the seller’s credit agreement for the acquisition of the 2020 Fleet amounted to $475, $584 and nil for the years ended December 31, 2022, 2021 and 2020, respectively, and is included in the consolidated statement of (loss)/profit under the caption “Finance costs”.

In connection with the acquisition of Hidronave S.A. on October 29, 2009, the Company assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. The loan facility bore interest at a fixed rate of 600 basis points. In September 2021, the outstanding balance was repaid in full.

In connection with the loan obligations described herein and other long term liabilities, the Company is subject to certain covenants, commitments, limitations and restrictions.

The Company was in compliance with all covenants as of December 31, 2022.

The annualized weighted average interest rates of the Company’s total interest-bearing loans and borrowings were 10.15%, 9.96% and 8.39% for the years ended December 31, 2022, 2021 and 2020, respectively.

As of December, 2022 and 2021, an amount of $23,179 and $23,277 is included under the caption“Trade and other payables” in the Company’s statement of financial position related to accrued interest from its interest-bearing loans and borrowings (see Note 19).

The interest-bearing loans and borrowings arising from financing activities were as follows:

	2022	2021	2020
At January 1,	$542,350	$540,591	$514,929
Proceeds from Seller's credit agreement for the construction of six liquid barges	—	2,246	—
Proceeds from the credit agreement for the acquisition of the 2020 Fleet	—	15,000	—
Proceeds from 2025 Notes, net of deferred finance costs	—	—	479,023
Proceeds from long term debt, net of deferred finance costs	37,000	—	24,854
Repayment of 2022 Notes	—	—	(375,000)
Repayment of long-term debt and payment of principal	(31,206)	(13,525)	(105,551)
Repayment of notes payable	(4,830)	(5,261)	(4,466)
Accretion of Notes payable / unwinding of discount	44	(119)	(161)
Term bank loan additional deferred finance cost	—	(91)	—
Amortization of deferred finance cost	3,937	3,509	2,806
Loss on debt extinguishment	—	—	4,157
At December 31,	$547,295	$542,350	$540,591

The maturity table below reflects future payments of the long-term interest-bearing loans and borrowings and interest outstanding as of December 31, 2022, for the next five years and thereafter, based on the repayment schedule of the respective loan facilities (as described above).

Year	Amount in thousands of U.S. dollars
2023	$80,044
2024	76,346
2025	541,306
2026	341
Total	$698,037